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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5399

The New America High Income Fund, Inc
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA			02109
(Address of principal executive offices)			(Zip code)

Ellen E. Terry, 33 Broad St., Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/10 - 6/30/10

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

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Item 1 -  Report to Shareholders

August 13, 2010

Dear Fellow Shareholder,

We are pleased to report to our shareholders on The New America High Income Fund's (the "Fund") results for the six months ended June 30, 2010. The Fund's net asset value per share (the "NAV") ended the period at $9.58. The Fund's total return, based on NAV, for the six months ended June 30, 2010 was 4.94%. The market price for the Fund's shares was $9.25 on June 30, 2010, representing a market price discount to NAV of -3.4%. The Fund continued to pay a monthly dividend of $.065 per share. The annualized dividend yield for a common stock purchase at year-end 2009 for the six months ended June 30, 2010 was approximately 8.6%. However, there is no certainty that the dividend will continue at the current level. The common stock dividend can be affected by portfolio results, the cost and amount of leverage, and market conditions, among other factors. The Fund's leverage, which is in the form of Auction Term Preferred Stock (the "ATP"), contributed approximately 27% of the common dividend. It is important to note that leverage is a two-edged sword. Leverage increases the total return to the common shareholders in favorable markets; however the reverse is true in poor markets.

	Total Returns for the Periods Ending June 30, 2010
	1 Year	3 Years Cumulative
New America High Income Fund (Stock Price and Dividends)*	39.12%	18.52%
New America High Income Fund (NAV and Dividends)	34.67%	22.11%
Lipper Closed-End Fund Leveraged High Yield Average	34.38%	(8.62)%
Credit Suisse High Yield Index	26.91%	18.01%
Citigroup 10 Year Treasury Index	8.29%	30.81%

Sources: Credit Suisse, Citigroup, Lipper Inc., The New America High Income Fund, Inc.

Past performance is no guarantee of future results. Total return assumes the reinvestment of dividends.

*  Because the Fund's shares may trade at either a discount or premium to the Fund's net asset value per share, returns based upon the stock price and dividends will tend to differ from those derived from the underlying change in net asset value and dividends.

Market Review

After delivering positive results for each of the first four months of 2010, the high yield market's momentum ended in May as several macroeconomic developments led to a quick shift in investor sentiment and an uptick in global market volatility. As measured by the Credit Suisse High Yield Index, May saw a 3.19% decline for the asset class. In June, high yield bonds again returned to positive territory, leaving the Credit Suisse Index up 4.69% for the first six months of 2010. Investors generally shed higher-risk assets, including high yield bonds, during May amid mounting sovereign fiscal concerns in Europe. The euro zone continued to be the center of attention for the global investment community, despite an announcement of the sizable European Union Stabilization Plan. The strength and sustainability of the U.S. economic recovery was also called into question, partly due to a slowdown in employment growth.

The J.P. Morgan Global High Yield Index's spread-to-worst, which is a measure of the differential in rates between high yield bonds and US Treasuries, widened by 141 basis points during May and June to end the period at 730 basis points over Treasuries. Despite the market's nearly 5% return, the average spread-to-worst for the J.P. Morgan Index was 72 basis points wider than where it started the year. U.S. Treasury securities attracted strong demand amid the widespread risk aversion witnessed in May, sending Treasury bond prices up and their yields down. The decline in Treasury rates accounted for a portion of the spread widening seen for high yield bonds. The average yield for J.P. Morgan Index ended the first half of the year at 9.04%, roughly five times higher than the five-year U.S. Treasury yield. This broad difference in absolute yields tempted market participants back to the high yield asset class. High yield bond prices bounced back in June as positive cash inflows resumed, although investors remained cautious and uncertain about prospects for the second half of 2010.

High yield investors may face a potentially challenging summer—a season traditionally characterized by light trading volumes. Second quarter earnings reports may provide some solace, but analysts and portfolio managers will closely examine companies' outlooks for the third and fourth quarters. A strong dose of pessimism seems to have suddenly replaced a guarded sense of optimism that propelled the high yield market higher over the last year and a half. The bearish sentiment seems a bit excessive in our view given the progress many high yield issuers have made to improve their balance sheets and restore their financial health.

Strategy Review

Throughout the first six months of this year, our investment team has made a number of important adjustments to the Fund's portfolio. First, we reduced or eliminated several higher-risk, leveraged buyout positions—notably First Data and Texas Utilities. We also pared back holdings in convertible securities, an area that delivered particularly strong performance over the past year. Proceeds from these sales were redeployed into more traditional BB and B rated bonds with yields between 9% and 10%. One important sector of focus was energy, which underperformed due to the tragic oil spill in the Gulf of Mexico. We sold several companies that will be adversely affected by a moratorium on drilling, but also established a position in convertible bonds for Transocean that are puttable in 2011. While there is tremendous uncertainty with respect to Transocean's share of responsibility for the tragedy in the Gulf, any legal claims will likely be decided well beyond this bond's put date. Our research has concluded the company has ample liquidity and access to capital to fund this potential maturity.

The Fund's major sector weightings remain concentrated in industries that have more defensive characteristics, such as wireless communications, financials, and health care. While the Fund's financials holdings took some hits in the second quarter, we are encouraged by the strong capitalizations and cash flow profiles of the companies we own. A number of these issuers even retain investment-grade credit ratings. For example, CIT, one of our largest positions, announced a $1.2 billion pay down of its high cost term loan at quarter end, funded by a small asset sale and excess cash from its balance sheet. Overall, we sense that most management teams remain committed to further balance sheet improvement in an uncertain economic climate.

Outlook

Even if U.S. economic growth slows in the second half of 2010, we feel the majority of high yield issuers have taken the necessary steps to improve liquidity, extend debt maturities, and rationalize cost structures. Clearly a number of extremely leveraged buyouts will ultimately face eventual restructurings of their bonds and loans, even in a robust growth scenario. We are confident that the Fund's portfolio has minimal exposure to these riskier companies. Our investment team is not currently subscribing to a "double dip" recession forecast, but we will closely monitor the effects of macroeconomic developments on the high yield market and incorporate this view in assessing the overall risk level for the Fund's portfolio. As always, we are committed to the disciplined investment approach and long-term perspective that have helped us generate attractive risk-adjusted performance in past market cycles.

Sincerely,

Robert F. Birch President The New America High Income Fund, Inc.	Mark Vaselkiv Vice President T. Rowe Price Associates, Inc.

Ellen E. Terry Vice President The New America High Income Fund, Inc.	Paul Karpers Vice President T. Rowe Price Associates, Inc.

The views expressed in this update are as of the date of this letter. These views and any portfolio holdings discussed in the update are subject to change at any time based on market or other conditions. The Fund and T. Rowe Price Associates, Inc. disclaim any duty to update these views, which may not be relied upon as investment advice. In addition, references to specific companies' securities should not be regarded as investment recommendations or indicative of the Fund's portfolio as a whole.

The New America High Income Fund, Inc.

Industry Summary 6/30/2010 (Unaudited)	As a Percent of Total Investments
Telecommunications	12.67%
Finance	10.66%
Oil and Gas	7.59%
Broadcasting and Entertainment	7.13%
Diversified/Conglomerate Service	6.74%
Containers, Packaging and Glass	4.88%
Healthcare, Education and Childcare	4.76%
Retail Stores	4.60%
Mining, Steel, Iron and Non-Precious Metals	4.15%
Hotels, Motels, Inns and Gaming	3.99%
Automobile	3.74%
Diversified/Conglomerate Manufacturing	2.86%
Building and Real Estate	2.64%
Chemicals, Plastics and Rubber	2.61%
Electronics	2.37%
Beverage, Food and Tobacco	2.32%
Insurance	2.30%
Personal, Food and Miscellaneous Services	1.99%
Printing and Publishing	1.89%
Utilities	1.83%
Aerospace and Defense	1.29%
Leisure, Amusement and Entertainment	1.18%
Personal Transportation	1.01%
Groceries	0.81%
Machinery	0.73%
Cargo Transport	0.67%
Ecological	0.62%
Banking	0.50%
Personal Non-Durable Consumer Products	0.48%
Textiles and Leather	0.37%
Farming and Agriculture	0.27%
Furnishings, Housewares, Consumer Durable	0.24%
Short-Term Investments	0.11%
Total Investments	100.00%
Moody's Investors Service Ratings June 30, 2010 (Unaudited)	As a Percent of Total Investments
Short Term P-1	0.11%
A3	0.53%
Baa2	0.36%
Baa3	1.13%
Total Baa	1.49%
Ba1	4.11%
Ba2	5.91%
Ba3	8.41%
Total Ba	18.43%
B1	13.69%
B2	11.82%
B3	19.27%
Total B	44.78%
Caa1	16.11%
Caa2	7.51%
Caa3	3.55%
Total Caa	27.17%
Ca	0.60%
C	0.52%
Unrated	3.72%
Equity	2.65%
Total Investments	100.00%

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — 128.77% (d)
Aerospace and Defense — 1.76%
$650	BE Aerospace Inc., Senior Notes, 8.50%, 07/01/18	Ba3	$686
200	Colt Defense LLC, Senior Notes, 8.75%, 11/15/17 (g)	B3	161
650	GenCorp Inc., Senior Subordinated Notes, 9.50%, 08/15/13	B1	658
625	Moog, Inc., Senior Notes, 7.25%, 06/15/18	Ba3	609
750	Sequa Corporation, Senior Notes, 11.75%, 12/01/15 (g)	Caa2	743
200	Spirit Aerosystems, Inc., Senior Notes, 7.50%, 10/01/17	B2	196
825	TransDigm Inc., Senior Subordinated Notes, 7.75%, 07/15/14	B3	825
			3,878
Automobile — 4.78%
175	Affinia Group, Inc., Senior Notes, 10.75%, 08/15/16 (g)	B1	190
150	Affinia Group, Inc., Senior Subordinated Notes, 9%, 11/30/14	B3	151
1,935	Allison Transmission, Inc., Senior Notes, 11.25%, 11/01/15 (c)(g)	Caa2	2,026
1,550	American Axle & Manufacturing, Inc., Senior Notes, 7.875%, 03/01/17	Caa2	1,345
50	American Axle & Manufacturing, Inc., Senior Notes, 9.25%, 01/15/17 (g)	B1	51
275	ArvinMeritor, Inc., Senior Notes, 8.125%, 9/15/15	Caa2	264
625	Commercial Vehicle Group, Inc., 13%, 02/15/13 (c)(g)	(e)	632
350	Cooper Standard Automotive, Senior Notes, 8.50%, 05/01/18 (g)	B2	352
525	General Motors Corporation, Senior Notes, 6.75%, 05/01/28 (a)	(e)	150

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$825	General Motors Corporation, Senior Notes, 8.25%, 07/15/23 (a)	(e)	$248
1,725	Goodyear Tire & Rubber Company, Senior Notes, 10.50%, 05/15/16	B1	1,867
400	KAR Holdings, Inc., Senior Notes, 8.75%, 05/01/14	B3	401
1,000	KAR Holdings, Inc., Senior Subordinated Notes, 10%, 05/01/15	Caa1	1,020
400	Tenneco Automotive, Inc., Senior Subordinated Notes, 8.125%, 11/15/15	B2	403
275	Tenneco Automotive, Inc., Senior Subordinated Notes, 8.625%, 11/15/14	Caa1	277
916	UCI Holdco, Inc., Senior Notes, 8.537%, 12/15/13 (c)	Caa3	888
275	United Components, Inc., Senior Subordinated Notes, 9.375%, 06/15/13	Caa2	276
			10,541
Banking — .68%
1,150	Citigroup Capital XXI, Enhanced Trust Securities, 8.30%, 12/21/77	Ba1	1,116
495	Royal Bank of Scotland Group plc, 7.648%, 08/29/49	Ba2	376
			1,492
Beverage, Food and Tobacco — 2.93%
600	Alliance One International , Inc., Senior Notes, 10%, 07/15/16 (g)	B2	614
100	Alliance One International , Inc., Senior Notes, 10%, 07/15/16 (g)	(e)	102
325	CEDC Finance Corporation International, Senior Notes, 9.125%, 12/01/16 (g)	B1	315
75	Constellation Brands, Inc., Senior Notes, 8.375%, 12/15/14	Ba3	80
200	Cott Beverages, Inc., Senior Notes, 8.375%, 11/15/17 (g)	B3	203

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$309	Dole Food Company, Inc., Senior Notes, 13.875%, 03/15/14	B2	$365
100	JBS S.A., Senior Notes, 9.375%, 02/07/11	B1	102
425	JBS USA, LLC Senior Notes, 11.625%, 05/01/14	B1	476
750	Land O'Lakes, 7.45%, 03/15/28 7.45%, 03/15/28 (g)	Ba2	645
900	Michael Foods, Inc., Senior Notes, 9.75%, 07/15/18 (g)	Caa1	924
200	Pinnacle Foods Finance LLC, Senior Notes, 9.25%, 04/01/15	Caa2	204
325	Pinnacle Foods Finance LLC, Senior Notes, 9.25%, 04/01/15 (g)	Caa2	332
100	Pinnacle Foods Finance LLC, Senior Subordinated Notes, 10.625%, 04/01/17	Caa2	105
225	Reddy Ice Holdings, Inc., Senior Notes, 10.50%, 11/01/12	Caa1	225
600	Reddy Ice Holdings, Inc., Senior Notes, 11.25%, 03/15/15 (g)	B1	618
375	TreeHouse Foods, Inc., Senior Notes, 7.75%, 03/01/18	Ba2	391
775	US Food Service, Senior Notes, 10.25%, 06/30/15 (g)	(e)	771
			6,472
Broadcasting and Entertainment — 9.39%
650	AMC Entertainment, Inc., Senior Notes, 8.75%, 06/01/19	B1	653
500	Belo Corporation, Senior Notes, 8%, 11/15/16	Ba2	514
875	Cablevision Systems Corporation, Senior Notes, 7.75%, 04/15/18	B1	875
350	Cablevision Systems Corporation, Senior Notes, 8%, 04/15/20	B1	354

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$800	Cequel Communications Holdings I, LLC, Senior Notes, 8.625%, 11/15/17 (g)	B3	$796
325	CCH II, LLC, Senior Notes, 13.50%, 11/30/16	B2	379
825	CCO Holdings, LLC, Senior Notes, 7.875%, 04/30/18 (g)	B2	827
400	CCO Holdings, LLC, Senior Notes, 8.125%, 04/30/20 (g)	B2	407
450	Cinemark, USA, Inc., Senior Notes, 8.625%, 06/15/19	B3	452
600	Clear Channel Communications, Inc., Senior Notes, 9.25%, 12/15/17 (g)	B2	603
1,150	Clear Channel Communications, Inc., Senior Notes, 10.75%, 08/01/16	Ca	805
275	CSC Holdings, Inc., Senior Notes, 8.50%, 06/15/15	Ba3	285
190	CW Media Holdings, Inc., Senior Notes, 13.50%, 08/15/15 (g)	Ca	213
475	Kabel Deutschland GmbH, Senior Notes, 10.625%, 07/01/14	B2	489
75	Lamar Media Corporation, Senior Subordinated Notes, 6.625%, 08/15/15	B1	71
200	Lamar Media Corporation, Senior Subordinated Notes, 7.875%, 04/15/18 (g)	B1	201
400	Lamar Media Corporation, Senior Subordinated Notes, 9.75%, 04/01/14	Ba3	436
350	Lin Television Corporation, Senior Notes, 8.375%, 04/15/18 (g)	Ba3	350
575	Lions Gate Entertainment, Inc., Senior Notes, 10.25%, 11/01/16 (g)	B1	571
400	Mediacom Broadband LLC, Senior Notes, 8.50%, 10/15/15	B3	383
350	Netflix, Inc., Senior Notes, 8.50%, 11/15/17	Ba2	362

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$825	Nexstar Broadcasting, Inc., Senior Notes, 8.875%, 04/15/17 (g)	B3	$833
500	Regal Cinemas Corporation, Senior Notes, 8.625%, 07/15/19	B2	501
700	Sinclair Television Group, Inc., Senior Notes, 9.25%, 11/01/17 (g)	B2	709
2,000	Sirius Satellite Radio, Inc., Senior Notes, 8.75%, 04/01/15 (g)	Caa1	1,990
250	Sirius XM Radio, Inc., Senior Notes, 9.75%, 09/01/15 (g)	B1	266
2,215	Univision Communications, Inc., Senior Notes, 9.75%, 03/15/15 (c)(g)	Caa2	1,849
1,075	Univision Communications, Inc., Senior Notes, 12%, 07/01/14 (g)	B2	1,150
550	UPC Germany GMBH, Senior Notes, 8.125%, 12/01/17 (g)	B1	540
250	Videotron Ltee., Senior Notes, 6.375%, 12/15/15	Ba2	248
75	Videotron Ltee., Senior Notes, 9.125%, 04/15/18	Ba2	82
275	XM Satellite Radio, Inc., Senior Notes, 11.25%, 06/15/13 (g)	B2	294
1,350	XM Satellite Radio, Inc., Senior Notes, 13%, 08/01/13 (g)	Caa2	1,472
650	Ziggo Bond Company B.V., Senior Notes, 8%, 05/15/18 (g) EUR	B2	766
			20,726
Building and Real Estate — 3.59%
375	Beazer Homes USA. Inc., Senior Notes, 6.50%, 11/15/13	Caa2	346
250	Beazer Homes USA. Inc., Senior Notes, 8.125%, 06/15/16	Caa2	224

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$350	Beazer Homes USA. Inc., Senior Notes, 9.125%, 06/15/18	Caa2	$326
250	CB Richard Ellis Services, Inc., Senior Subordinated Notes, 11.625%, 06/15/17	Ba3	280
1,375	Gibraltar Industries, Inc., Senior Subordinated Notes, 8%, 12/01/15	B3	1,341
500	Host Marriott, L.P., Senior Notes, 6.75%, 06/01/16	Ba1	495
950	Icahn Enterprises L.P., Senior Notes, 7.75%, 01/15/16 (g)	Ba3	922
525	K. Hovnanian Enterprises, Senior Notes, 10.625%, 10/15/16	B1	525
675	Mercer International, Inc., Senior Notes, 9.25%, 02/15/13	Caa1	653
300	Obrascon Huarte Lain S.A, Senior Notes, 7.375%, 04/28/15 (EUR)	Ba1	342
575	Potlach Corporation, Senior Notes, 7.50%, 11/01/19	Ba1	578
725	Reliance Intermediate Holdings, L.P., Senior Notes, 9.50%, 12/15/19 (g)	Ba2	785
200	Standard Pacific Corporation, Senior Notes, 8.375%, 05/15/18	B3	190
400	Standard Pacific Corporation, Senior Notes, 10.75%, 09/15/16	B3	428
475	USG Corporation, Senior Notes, 9.75%, 08/01/14 (g)	B2	487
			7,922
Cargo Transport — .91%
650	American Railcar Industries, Inc., Senior Notes, 7.50%, 03/01/14	Caa1	624
325	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes, 8%, 02/01/18 (g)	B2	333

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$130	Kansas City Southern Railway Company, Senior Notes, 13%, 12/15/13	B2	$156
175	Swift Transportation Company, LLC, Snior Notes, 8.186%, 05/15/15 (g)	Caa3	158
450	United Maritime Group, LLC, Senior Notes, 11.75%, 06/15/15 (g)	B3	425
350	Western Express, Inc., Senior Notes, 12.50%, 04/15/15 (g)	Caa1	321
			2,017
Chemicals, Plastics and Rubber — 3.55%
425	Ashland, Inc., Senior Notes, 9.125%, 06/01/17	Ba1	468
225	Compass Minerals International, Inc., Senior Notes, 8%, 06/01/19	B1	228
1,425	Hexion Specialty Chemicals, Inc., Senior Notes, 8.875%, 02/01/18	B3	1,286
350	Huntsman International LLC, Senior Subordinated Notes, 5.50%, 06/30/16 (g)	B1	308
1,000	Huntsman International LLC, Senior Subordinated Notes, 6.875%, 11/15/13 (g) EUR	B3	1,162
500	Kerling, PLC, Senior Notes, 10.625%, 01/28/17 (g) EUR	B3	619
300	Koppers Holdings Inc., Senior Notes, 7.875%, 12/01/19	B1	302
850	LBI Escrow Corporation, Senior Notes, 8%, 11/01/17 (g)	Ba3	875
900	Momentive Performance Materials, Inc., Senior Notes, 9.75%, 12/01/14	Caa2	846
700	Momentive Performance Materials, Inc., Senior Notes, 11.50%, 12/01/16	Caa3	618
550	Solutia, Inc, Senior Notes, 7.875%, 03/15/20	B2	549

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$550	Solutia, Inc, Senior Notes, 8.75%, 11/01/17	B2	$568
			7,829
Containers, Packaging and Glass — 6.26%
350	Ardagh Glass Group plc, Senior Notes, 7.125%, 06/15/17 (g) EUR	B3	391
350	Ardagh Glass Finance plc, Senior Notes, 8.75%, 02/01/20 (g) EUR	B3	424
350	Ardagh Glass Group plc, Senior Notes, 10.75%, 03/01/15 (c) EUR	Caa1	419
250	Ball Corporation, Senior Notes, 7.125%, 09/01/16	Ba1	261
425	Ball Corporation, Senior Notes, 7.375%, 09/01/19	Ba1	439
850	Berry Plastics Corporation, Senior Notes, 8.25%, 11/15/15	B1	837
250	Berry Plastics Corporation, Senior Notes, 8.875%, 09/15/14	Caa1	239
1,000	Beverage Packing Holdings (Lux) II S.A., Senior Subordinated Notes, 9.50%,06/15/17 (g) EUR	Caa1	1,198
917	Boise Cascade, LLC, Senior Subordinated Notes, Notes, 7.125%, 10/15/14	Caa1	864
250	Boise Paper Holdings LLC, Senior Notes, 8%, 04/01/20 (g)	B2	245
375	Boise Paper Holdings LLC, Senior Notes, 9%, 11/01/17 (g)	B2	386
425	Bway Holding Company, Senior Notes, 10%, 06/15/18 (g)	B3	443
375	Cascades Inc., Senior Notes, 7.75%, 12/15/17	Ba3	369
300	Cascades, Inc., Senior Notes, 7.875%, 01/15/20	Ba3	293
450	Cellu Tissue Holdings, Inc., Senior Secured Notes, 11.50%, 06/01/14	B1	487

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$300	Clearwater Paper Corporation, Senior Notes, 10.625%, 06/15/16	Ba3	$331
225	Clondalkin Acquisition BV, Senior Notes, 2.537%, 12/15/13 (g)	B1	192
150	Georgia-Pacific Corporation, Senior Notes, 7.70%, 06/15/15	Ba3	157
100	Graphic Packaging International, Inc., Senior Notes, 9.50%, 8/15/13	B3	102
600	Graphic Packaging International, Inc., Senior Notes, 9.50%, 06/15/17	B3	627
350	Greif Inc., Senior Notes, 7.75%, 08/01/19	Ba2	360
425	JSG Funding PLC, Subordinated Notes, 7.75%, 04/01/15	B2	419
600	Neenah Paper, Inc., Senior Notes, 7.375%, 11/15/14	B1	588
850	Plastipak Holdings, Inc., Senior Notes, 8.50% 12/15/15 (g)	B3	846
275	Plastipak Holdings, Inc., Senior Notes, 10.625%, 08/15/19 (g)	B3	305
200	Plastipak Holdings, Inc., Senior Notes, 10.625%, 08/15/19 (g)	(e)	221
475	Reynolds Group Issuer, Inc., Senior Notes, 7.75%, 10/15/16 (g)	B1	477
250	Reynolds Group Issuer, Inc., Senior Notes, 8%, 12/15/16 (g) EUR	Caa1	280
775	Reynolds Group Issuer, Inc., Senior Notes, 8.50%, 05/15/18 (g)	Caa1	757
825	Solo Cup Company, Senior Notes, 10.50%, 11/01/13	B2	856
			13,813

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Diversified/Conglomerate Manufacturing — 3.68%
$500	AGY Holding Corp., Senior Notes, 11%, 11/15/14	B3	$425
400	Altra Holdings, Inc., Senior Notes, 8.125%, 12/01/16 (g)	B1	397
675	AMH Holdings, LLC, Senior Discount Notes, 11.25%, 03/01/14	Caa2	692
375	Amsted Industries, Inc., Senior Notes, 8.125%, 03/15/18 (g)	B1	375
780	Cemex Finance LLC, Senior Notes, 9.50%, 12/14/16 (g)	(e)	753
200	CPM Holdings, Inc., Senior Notes, 10.625%, 09/01/14 (g)	B2	211
450	Coleman Cable, Inc., Senior Notes, 9%, 02/15/18 (g)	B3	430
750	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.875%, 11/01/13	B1	756
500	Goodman Global, Inc., Senior Notes, 13.50%, 02/15/16	(e)	552
500	Hawk Corporation, Senior Notes, 8.75%, 11/01/14	B3	500
350	Manitowoc Company, Inc., Senior Notes, 7.125%, 11/01/13	Caa1	346
175	Manitowoc Company, Inc., Senior Notes, 9.50%, 02/15/18	Caa1	175
775	Ply Gem Industries, Inc., Senior Notes, 11.75%, 06/15/13	Caa1	808
1,425	RBS Global, Inc., Senior Notes, 8.50%, 05/01/18 (g)	Caa1	1,375
50	Terex Corporation, Senior Notes, 10.875%, 06/01/16	B2	54
300	Terex Corporation, Senior Subordinated Notes, 8%, 11/15/17	Caa1	277
			8,126

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Diversified/Conglomerate Service — 9.17%
$475	Anixter Inc., Senior Notes, 10%, 03/15/14	Ba2	$516
525	Avis Budget Car Rental LLC, Senior Notes, 7.625%, 05/15/14	B3	505
450	Avis Budget Car Rental LLC, Senior Notes, 9.625%, 03/15/18 (g)	B3	451
675	Dycom Investments, Inc., Senior Subordinated Notes, 8.125%, 10/15/15	Ba3	665
300	EC Finance plc, Senior Notes, 9.75%, 08/01/17 (g) EUR	B2	359
1,025	Edgen Murray Corporation, Senir Notes, 12.25%, 01/15/15 (g)	Caa2	902
525	Education Management LLC, Senior Notes, 8.75%, 06/01/14	B2	524
81	Education Management LLC, Senior Subordinated Notes, 10.25%, 06/01/16	B3	86
254	Europcar Groupe S.A., 8.125%, 05/15/14 (g) EUR	Caa1	275
600	Europcar Groupe S.A., Senior Subordinated Notes, 4.183%, 05/15/13 (g) EUR	B3	631
875	First Data Corporation, Senior Notes, 9.875%, 09/24/15	Caa1	663
425	First Data Corporation, Senior Notes, 9.875%, 09/24/15	Caa1	322
592	First Data Corporation, Senior Notes, 10.55%, 09/24/15 (c)	Caa1	431
400	Garda World Security Corporation, Senior Notes, 9.75%, 03/15/17 (g)	B3	417
425	GEO Group, Inc., Senior Notes, 7.75%, 10/15/17 (g)	B1	427
675	Hertz Corporation, Senior Notes, 8.875%, 01/01/14	B2	683

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$725	Hertz Corporation, Senior Subordinated Notes, 10.50%, 01/01/16	B3	$752
400	Hertz Holdings Netherlands BV, Senior Notes, 8.50%, 07/31/15 (g) EUR	B1	489
825	iPayment, Inc., Senior Notes, 9.75%, 05/15/14	Caa1	745
1,003	iPayment, Inc., Senior Subordinated Notes, 12.75%, 07/15/14 (c)(g)	(e)	883
725	Iron Mountain Inc., Senior Subordianted Notes, 7.75%, 01/15/15	B2	733
325	Kratos Defense and Security Solutions, Inc., Senior Notes, 10%, 06/01/17 (g)	B3	332
350	Maxim Crane Works, L.P., Senior Notes, 12.25%, 04/15/15 (g)	Caa1	343
975	Mobile Mini, Inc. Senior Notes, 6.875%, 05/01/15	B2	909
925	Mobile Services Group, Inc. Senior Notes, 9.75%, 08/01/14	B2	946
525	Novasep Holding, Senior Notes, 9.75%, 12/15/16 (g)	B3	525
1,075	Open Solutions, Inc., Senior Subordinated Notes, 9.75%, 02/01/15 (g)	Caa2	806
850	Realogy Corporation, Senior Notes, 10.50%, 04/15/14	Ca	720
550	RSC Equipment, Inc., Senior Notes, 10%, 07/15/17 (g)	B1	591
1,000	Servicemaster Company, Senior Notes, 10.75%, 07/15/15 (g)	B3	1,040
925	Sunstate Equipment Co, LLC, Senior Secured Notes, 10.50%, 04/01/13 (g)	Caa2	795
250	Travelport LLC, Senior Notes, 11.875%, 09/01/16	Caa1	258
1,400	United Rentals North America, Inc., Senior Notes, 10.875%, 06/15/16	B3	1,498
			20,222

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Ecological — .84%
$425	Aquilex Holdings LLC, Senior Notes, 11.125%, 12/15/16 (g)	B3	$424
625	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	Caa1	631
800	WCA Waste Corporation, Senior Notes, 9.25%, 06/15/14	B3	799
			1,854
Electronics — 1.07%
175	Advanced Micro Devices, Inc., Senior Notes, 8.125%, 12/15/17 (g)	Ba3	174
250	Aspect Software, Inc., Senior Notes, 10.625%, 05/15/17 (g)	Caa1	251
350	Freescale Semiconductor, Inc., Senior Notes, 10.125%, 03/15/18 (g)	B2	358
575	Jabil Circuit, Inc., Senior Notes, 7.75%, 07/15/16	Ba1	601
375	JDA Software Group, Inc., Senior Notes, 8%, 12/15/14 (g)	B1	379
225	Seagate Technology International, Inc., Senior Notes, 10%, 05/01/14 (g)	Baa3	254
325	Sungard Data Systems Inc., Senior Notes, 10.625%, 05/15/15	Caa1	348
			2,365
Finance — 13.20%
1,675	Ally Financial Inc., Senior Notes, 8%, 11/01/31	B3	1,558
1,375	Ally Financial Inc., Senior Notes, 8.30%, 02/12/15 (g)	B3	1,392
1,050	American General Finance Corporation, Senior Notes, 6.90%, 12/15/17	B2	841
1,630	BAC Capital Trust VI, Senior Preferred Stock, 5.625%, 03/08/35	Baa3	1,344

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$7,025	CIT Group, Inc., Senior Notes, 7%, 05/01/17	B3	$6,358
1,200	Discover Financial Services, Senior Notes, 10.25%, 07/15/19	Ba1	1,424
900	E*Trade Financial Corporation, Senior Notes, 7.375%, 09/15/13	B3	792
475	E*Trade Financial Corporation, Senior Notes, 7.875%%, 12/01/15	B3	420
2,198	E*Trade Financial Corporation, Senior Notes, 12.50%, 11/30/17 (c)	(e)	2,357
900	Ford Motor Credit Company LLC, Senior Notes, 8.125%, 01/15/20	Ba3	918
250	Ford Motor Credit Company LLC, Senior Notes, 8.70%, 10/01/14	Ba3	260
900	Ford Motor Credit Company LLC, Senior Notes, 12%, 05/15/15	Ba3	1,044
650	Fresenius US Financial II Inc., Senior Notes, 9%, 07/15/15 (g)	Ba1	705
375	International Lease Finance Corporation, Senior Notes, 5.65%, 06/01/14	B1	333
1,475	International Lease Finance Corporation, Senior Notes, 8.625%, 09/15/15 (g)	B1	1,401
1,000	Janus Capital Group, Inc., Senior Notes, 6.95%, 06/15/17	Baa3	1,004
2,375	Nuveen Investments, Inc., Senior Notes, 5.50%, 09/15/15	Caa3	1,662
1,050	Nuveen Investments, Inc., Senior Notes, 10.50%, 11/15/15	Caa3	919
450	Penson Worldwide, Inc., Senior Notes, 12.50%, 05/15/17 (g)	B1	446

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$575	Provident Funding Associates, L.P., Senior Notes, 10.25%, 04/15/17 (g)	Ba3	$581
1,575	Residential Capital LLC, Senior Notes, 9.625%, 05/15/15	C	1,559
1,950	SLM Corporation, Senior Medium Term Notes, 8.45%, 06/15/18	Ba1	1,812
			29,130
Farming and Agriculture — .37%
800	CF Industries Inc., Senior Notes, 6.875%, 05/01/18	B1	812
Furnishings, Housewares, Consumer Durable — .30%
650	Sealy Mattress Company, Senior Subordinated Notes, 8.25%, 06/15/14	Caa1	652
Groceries — .78%
725	Great Atlantic and Pacific Tea Company, Inc., Senior Notes, 11.375%, 08/01/15 (g)	Caa1	613
600	Ingles Markets, Inc., Senior Notes, 8.875%, 05/15/17	B1	612
500	Susser Holdings LLC, Senior Notes, 8.50%, 05/15/16 (g)	B2	500
			1,725
Healthcare, Education and Childcare — 6.47%
450	Accellent, Inc. Senior Notes, 8.375%, 02/01/17 (g)	B1	441
375	Accellent, Inc.. Senior Subordinated Notes, 10.50%, 12/01/13	Caa2	369
1,500	Biomet, Inc., Senior Notes, 10.375%, 10/15/17	B3	1,605
475	Biomet, Inc., Senior Subordinated Notes, 11.625%, 10/15/17	Caa1	515
425	Bio-Rad Laboratories, Inc., Senior Subordinated Notes, 8%, 09/15/16	Ba2	445
125	BioScrip, Inc., Senior Notes, 10.25%, 10/01/15 (g)	B3	124

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$525	Capella Healthcare Inc., Senior Notes, 9.25%, 07/01/17 (g)	B3	$529
500	CHS/Community Health Systems, Inc., Senior Notes, 8.875%, 07/15/15	B3	518
550	HCA, Inc., Senior Notes, 8.50%, 04/15/19	Ba3	586
1,500	HCA, Inc., Senior Secured Notes, 9.625%, 11/15/16	B2	1,605
150	HCA, Inc., Senior Secured Notes, 9.875%, 02/15/17	B2	161
355	Healthsouth Corporation, Senior Notes, 10.75%, 06/15/16	Caa1	383
350	Mylan Inc., Senior Notes, 7.625%, 07/15/17 (g)	B1	357
425	OnCure Holdings, Inc., Senior Notes, 11.75%, 05/15/17 (g)	B2	408
525	Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, 04/15/17 (g)	Caa1	512
768	Symbion, Inc., Senior Notes, 11.00%, 08/23/15 (c)	Caa2	671
850	Talecris Biotherapeutics Holding Corporation, Senior Notes, 7.75%, 11/15/16 (g)	B1	901
425	Tenet Healthcare Corporation, Senior Notes, 9.875%, 07/01/14	Caa1	438
875	United Surgical Partners International, Inc., Senior Subordinated Notes, 8.875%, 05/01/17	Caa1	875
450	Universal Hospital Services, Inc., Senior Secured Notes, 4.134%, 06/01/15	B3	378
200	Universal Hospital Services, Inc., Senior Secured Notes, 8.50%, 06/01/15	B3	197
275	US Oncology, Inc., Senior Notes, 9.125%, 08/15/17	Ba3	282
811	US Oncology, Inc., Senior Subordinated Notes, 6.643%, 03/15/12 (c)	Caa1	754

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$175	US Oncology, Inc., Senior Subordinated Notes, 10.75%, 08/15/14	B3	$180
750	Vanguard Health Holding Company II, LLC, Senior Notes, 8%, 02/01/18 (g)	B3	722
285	Valeant Pharmaceuticals, International, Senior Notes, 8.375%, 06/15/16	Ba3	322
			14,278
Hotels, Motels, Inns and Gaming — 4.89%
800	Ameristar Casinos, Inc., Senior Notes, 9.25%, 06/01/14	B2	838
500	Cirsa Funding Luxembourg S.A., Senior Notes, 8.75%, 05/15/18 (g) EUR	B3	564
1,875	Harrah's Escrow Corporation, Senior Notes, 11.25%, 06/01/17	Caa1	1,964
975	Harrah's Operating Company, Senior Notes, 10%, 12/15/18	(e)	795
525	MGM Mirage, Senior Notes, 9%, 03/15/20 (g)	B1	535
375	MGM Mirage, Senior Notes, 10.375%, 05/15/14	B1	405
775	MGM Mirage, Senior Notes, 11.125%, 11/15/17	B1	853
1,000	MGM Mirage, Senior Notes, 11.375%, 03/01/18 (g)	Caa1	925
400	MGM Mirage, Senior Notes, 13%, 11/15/13	B1	460
475	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.625%, 08/01/17 (g)	B1	485
300	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.75%, 05/15/20 (g)	Caa1	281
1,300	Pokagon Gaming Authority, Senior Notes, 10.375%, 06/15/14 (g)	B2	1,339

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$725	Shingle Springs Tribal Gaming Authority, Senior Secured Notes, 9.375%, 06/15/15 (g)	Caa2	$587
750	Wynn Las Vegas LLC, Senior Notes, 7.875%, 11/01/17 (g)	Ba2	750
			10,781
Insurance — 3.12%
1,375	American International Group, Inc., Junior Subordinated Notes, 8.175%, 05/15/68	Ba2	1,086
1,550	American International Group, Inc., Senior Notes, 8.25%, 08/15/18	A3	1,575
575	Centene Corporation, Senior Notes, 7.25%, 04/01/14	Ba2	576
750	Genworth Financial, Inc., Senior Notes, 8.625%, 12/15/16	Baa3	798
875	Hub International Limited, Senior Notes, 9%, 12/15/14 (g)	B3	829
1,775	Hub International Limited, Senior Subordinated Notes, 10.25%, 06/15/15 (g)	Caa1	1,629
425	USI Holdings Corporation, Senior Subordinated Notes, 9.75%, 05/15/15 (g)	Caa1	390
			6,883
Leisure, Amusement and Entertainment — 1.61%
175	Easton Bell Sports Inc., Senior Notes, 9.75%, 12/01/16 (g)	B3	180
1,275	Manchester United Finance plc, Senior Notes, 8.375% 02/01/17 (g)	(e)	1,218
450	Speedway Motorsports, Inc., Senior Notes, 8.75%, 06/01/16	Ba1	474
775	Ticketmaster, Senior Notes, 10.75%, 08/01/16	B1	831
575	Universal City Development Partners, Ltd., Senior Notes, 8.875%, 11/15/15 (g)	B3	579

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$250	Universal City Development Partners, Ltd., Senior Notes, 10.875%, 11/15/16 (g)	B3	$259
			3,541
Machinery — .99%
1,175	Case New Holland, Inc., Senior Notes, 7.875%, 12/01/17 (g)	Ba3	1,193
475	Oshkosh Corporation, Senior Notes, 8.25%, 03/01/17	B3	492
475	Oshkosh Corporation, Senior Notes, 8.50%, 03/01/20	B3	493
			2,178
Mining, Steel, Iron and Non-Precious Metals — 5.64%
525	AK Steel Corporation, Senior Notes, 7.625%, 05/15/20	Ba3	512
525	Algoma Acquisition Corporation, 9.875%, 06/15/15 (g)	Caa2	452
250	Arch Coal, Inc., Senior Notes, 8.75%, 08/01/16 (g)	B1	261
975	Consol Energy, Inc., Senior Notes, 8%, 04/01/17 (g)	B1	1,012
400	Consol Energy, Inc., Senior Notes, 8.25%, 04/01/20 (g)	B1	418
350	ESCO Corporation, Senior Notes, 4.412%, 12/15/13 (g)	B2	316
500	ESCO Corporation, Senior Notes, 8.625%, 12/15/13 (g)	B2	500
150	International Coal, Senior Notes, 9.125%, 04/01/18	Caa1	150
550	Metals USA, Inc., Senior Secured Notes, 11.125%, 12/01/15	B3	577
450	New World Resources N.V., Senior Notes, 7.875%, 05/01/18 (g) EUR	Ba3	528
850	Novelis, Inc., Senior Notes, 7.25%, 02/15/15	Caa1	824
575	Novelis, Inc., Senior Notes, 11.50%, 02/15/15	Caa1	609
425	Patriot Coal Corporation, Senior Notes, 8.25%, 04/30/18	B3	410

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$1,750	Ryerson Holding Corporation, Senior Secured Notes, 14.50%, 02/01/15 (b)(g)	Caa3	$772
925	Ryerson Inc., Senior Secured Notes, 12%, 11/01/15	Caa1	946
625	Severstal Columbus LLC, Senior Notes, 10.25%, 02/15/18 (g)	B3	641
900	Steel Capital, Senior Notes, 9.75%, 07/29/13 (g)	Ba3	962
475	Steel Dynamics, Inc., Senior Notes, 7.625%, 03/15/20 (g)	Ba2	473
1,350	Tube City IMS Corporation., Senior Subordinated Notes, 9.75%, 02/01/15	Caa1	1,306
725	Vedanta Resources, Plc, Ssenior Notes, 9.50%, 07/18/18 (g)	Ba2	772
			12,441
Oil and Gas — 9.68%
75	AmeriGas Partners, L.P., Senior Notes, 7.125%, 05/20/16	Ba3	74
1,075	Antero Resources Corporation, Senior Notes, 9.375%, 12/01/17 (g)	Caa1	1,070
450	Berry Petroleum Company, Senior Notes, 10.25%, 06/01/14	B2	481
525	Bill Barrett Corporation, Senior Notes, 9.875%, 07/15/16	B1	554
125	Chesapeake Energy Corp., Senior Notes, 6.375%, 06/15/15	Ba3	129
975	Chesapeake Energy Corp., Senior Notes, 9.50%, 02/15/15	Ba3	1,077
350	Compagnie Generale De Geophysique-Veritas, Senior Notes, 7.50%, 05/15/15	Ba3	334
800	Complete Production Services, Inc., Senior Notes, 8%, 12/15/16	B1	780

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$725	Concho Resources, Inc., Senior Notes, 8.625%, 10/01/17	B3	$749
1,375	Connacher Oil and Gas Limited, Senior Notes, 10.25%, 12/15/15 (g)	Caa2	1,347
650	Crosstex Energy, L.P., Senior Notes, 8.875%, 02/15/18	B3	652
772	Denbury Resources Inc., Senior Subordinated Notes, 8.25%, 02/15/20	B1	808
575	Denbury Resources Inc., Senior Subordinated Notes, 9.75%, 03/01/16	B1	620
350	El Paso Corporation, Senior Notes, 8.25%, 02/15/16	Ba3	367
1,425	El Paso Corporation, Senior Notes, 12%, 12/12/13	Ba3	1,646
125	Encore Acquisition Company, Senior Subordinated Notes, 9.50%, 05/01/16	B1	132
250	Ferrellgas, L.P., Senior Notes, 6.75%, 05/01/14	Ba3	246
325	Forest Oil Corp., Senior Notes, 8.50%, 02/15/14	B1	338
575	Global Geophysical Services, Senior Notes, 10.50%, 05/01/17 (g)	B3	555
475	Hercules Offshore, Inc., Senior Notes, 10.50%, 10/15/17 (g)	B2	422
750	Hilcorp Energy I, L.P., Senior Notes, 7.75%, 11/01/15 (g)	B2	731
475	Inergy, L.p., Senior Notes, 8.75%, 03/01/15 ...	B1	487
1,450	Linn Energy, LLC, Senior Notes, 8.625%, 04/15/20 (g)	B3	1,481
700	OPTI Canada Inc., Senior Secured Notes, 7.875%, 12/15/14	Caa3	612
425	OPTI Canada Inc., Senior Secured Notes, 8.25%, 12/15/14	Caa3	371
200	Parker Drilling 9.125%, 04/01/18 (g)	B1	190

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$300	Penn Virginia Corporation, Senior Notes, 10.375%, 06/15/16	B2	$320
325	Penn Virginia Resources Partners, L.P., Senior Notes, 8.25%, 04/15/18	B2	319
400	PetroHawk Energy Corporation, Senior Notes, 10.50%, 08/01/14	B3	431
600	Plains Exploration and Production Company, Senior Notes, 10%, 03/01/16	B1	640
650	Quicksilver Resources, Inc., Senior Notes, 11.75%, 01/01/16	B2	717
375	RDSA Ultra-Deep Water, Ltd., Senior Notes, 11.875%, 03/15/17 (g)	B3	354
750	SandRidge Energy, Inc., Senior Notes, 4.158%, 04/01/14	B3	643
350	SandRidge Energy, Inc., Senior Notes, 8.625%, 04/01/15	B3	339
400	Suburban Propane Partners, L.P., Senior Notes, 7.375%, 03/15/20	Ba3	404
650	Swift Energy Company, Senior Notes, 8.875%, 01/15/20	B3	644
310	Transocean, Inc., Senior Notes, 5.25%, 03/15/13	Baa2	291
			21,355
Personal, Food and Miscellaneous Services — 2.71%
400	Bankrate, Inc., Senior Notes, 11.75%, 07/15/15 (g)	B2	406
400	Central Garden & Pet Company, Senior Subordinated Notes, 8.25%, 03/01/18	B2	396
250	FTI Consulting, Inc., Senior Notes, 7.75%, 10/01/16	Ba2	254
50	Grohe Holding GmbH, Senior Bonds, 8.625%, 10/01/14 (g) EUR	Caa1	57

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$203	Grohe Holding GmbH, Senior Secured Bonds, 3.519%, 01/15/14 EUR	B3	$216
1,100	Mac-Gray Corporation, Senior Notes, 7.625%, 08/15/15	B3	1,059
850	O'Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	B3	854
600	OSI Restaurant Partners, Inc., Senior Notes, 10%, 06/15/15...	Caa3	586
1,000	Wendy's International Holdings, LLC, Senior Notes, 10%, 07/15/16	B3	1,036
900	West Corporation, Senior Subordinated Notes, 9.50%, 10/15/14	Caa1	904
200	West Corporation, Senior Subordinated Notes, 11%, 10/15/16	Caa1	204
			5,972
Personal Non-Durable Consumer Products — .65%
200	Acco Brands Corporation, Senior Notes, 10.625%, 03/15/15	B1	215
675	Bausch & Lomb, Incorporated, Senior Notes, 9.875%, 11/01/15	Caa1	694
250	Jarden Corporation, Senior Notes, 8%, 05/01/16	B1	258
275	Scotts Miracle-Gro Company, Senior Notes, 7.25%, 01/15/18	B1	277
			1,444
Personal Transportation — 1.37%
200	Continental Airlines, Inc., Senior Notes, 7.25%, 11/10/19	Baa2	212
150	Continental Airlines, Inc., Senior Notes, 9.25%, 05/10/17	Ba2	156
650	Delta Airlines, Inc., Senior Notes, 9.50%, 09/15/14 (g)	Ba2	682

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$1,175	Delta Airlines, Inc., Senior Notes, 12.25%, 03/15/15 (g)	B2	$1,243
197	Northwest Airlines 7.575%, 09/01/20	(e)	197
375	United Airlines, Inc., Senior Notes, 9.875%, 08/01/13 (g)	B3	386
150	United Airlines, Inc., Senior Notes, 12%, 11/01/13 (g)	Caa2	155
			3,031
Printing and Publishing — 2.56%
151	Affinity Group Holding, Inc., Senior Notes, 10.875%, 02/15/12	Ca	60
850	Affinity Group Inc., Senior Subordinated Notes, 9%, 02/15/12	Caa2	634
825	Cengage Learning Acquisitions, Inc., Senior Subordinated Notes, 13.25%, 07/15/15 (g)	Caa2	759
1,100	Deluxe Corporation, Senior Notes, 7.375%, 06/01/15	Ba1	1,083
475	Interpublic Group of Companies, Inc., Senior Notes, 10%, 07/15/17	Ba2	525
575	McClatchy Company, Senior Notes, 11.50%, 02/15/17 (g)	B1	584
425	Nielsen Finance LLC, Senior Notes, 10%, 08/01/14	Caa1	435
350	Nielsen Finance LLC, Senior Notes, 11.50%, 05/01/16	Caa1	381
1,100	Nielsen Finance LLC, Senior Notes, 11.625%, 02/01/14	Caa1	1,199
			5,660
Retail Stores — 6.26%
1,425	Ace Hardware Corporation, Senior Notes, 9.125%, 06/01/16 (g)	Ba2	1,493
150	Burlington Coat Factory Warehouse, Corp, Senior Notes, 11.125%, 04/15/14	Caa1	155
739	Dollar General Corporation, Senior Subordinated Debentures, 11.875%, 07/15/17	B3	841
700	HSN, Inc., Senior Notes, 11.25%, 08/01/16	Ba2	784

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$1,350	Limited Brands, Inc., Senior Notes, 7%, 05/01/20	Ba1	$1,358
250	Limited Brands, Inc., Senior Notes, 8.50%, 06/15/19	Ba1	269
575	Michaels Stores, Inc., Senior Subordinated Notes, 11.375%, 11/01/16	Caa2	597
1,025	Michaels Stores, Inc., Subordinated Notes, 13%, 11/01/16 (b)	Caa2	915
1,182	Neiman Marcus Group, Inc., Senior Notes, 9%, 10/15/15	Caa1	1,185
850	Neiman Marcus Group, Inc., Senior Subordinated Notes, 10.375%, 10/15/15	Caa2	863
1,000	Pantry, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	Caa1	965
1,050	QVC, Inc., Senior Notes, 7.50%, 10/01/19 (g)	Ba2	1,039
475	QVC, Inc., Senior Notes, 7.125%, 04/15/17 (g)	Ba2	468
675	Rite Aid Corporation, Senior Notes, 8.625%, 03/01/15	Caa3	553
225	Rite Aid Corporation, Senior Notes, 9.75%, 06/12/16	B3	237
600	Rite Aid Corporation, Senior Notes, 10.25%, 10/15/19	Caa2	598
125	Rite Aid Corporation, Senior Notes, 10.375%, 07/15/16	Caa2	127
150	Sally Holdings, LLC, Senior Notes, 10.50%, 11/15/16	Caa1	159
500	Toys 'R' Us Property Company II, LLC, Senior Notes, 8.50%, 12/01/17 (g)	Ba2	516
675	Yankee Candle Company, Inc., Senior Notes, 8.50%, 02/15/15	B3	678
			13,800
Telecommunications — 16.57%
875	Broadview Networks Holdings, Inc., Senior Secured Notes, 11.375%, 09/01/12	B3	853

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$400	Cincinnati Bell Inc., Senior Notes, 7%, 02/15/15	B2	$372
2,375	Clearwire Communications LLC, Senior Secured Notes, 12%, 12/01/15 (g)	Caa1	2,399
100	Cricket Communications, Inc., Senior Notes, 7.75%, 05/15/16	Ba2	102
675	Cricket Communications, Inc., Senior Notes, 9.375%, 11/01/14	B3	682
950	Cricket Communications, Inc., Senior Notes, 10%, 07/15/15	B3	983
500	Crown Castle International Corporation, Senior Notes, 9%, 01/15/15	B1	530
700	Digicel Limited, Senior Notes, 8.25%, 09/01/17 (g)	B1	694
925	Digicel Limited, Senior Notes, 8.875%, 01/15/15 (g)	Caa1	905
900	Digicel Limited, Senior Notes, 10.50%, 04/15/18 (g)	Caa1	935
475	Equinix, Inc., Senior Notes, 8.125%, 03/01/18	Ba2	486
900	GCI, Inc., Senior Notes, 7.25%, 02/15/14	B2	896
225	Geoeye, Inc., Senior Notes, 9.625%, 10/01/15 (g)	B1	232
425	Hughes Network Systems, LLC, Senior Notes, 9.50%, 04/15/14	B1	427
300	Hughes Network Systems, LLC, Senior Notes, 9.50%, 04/15/14	B1	302
500	Intelsat Corporation, Senior Notes, 9.25%, 06/15/16 ...	B3	525
500	Intelsat Ltd., Senior Notes, 11.25%, 06/15/16...	Caa2	535
375	Intelsat Subsidiary Holding Company, Ltd., Senior Notes, 8.875%, 01/15/15 (g)	B3	382
2,750	Intelsat Subsidiary Holding Company, Ltd., Senior Notes, 11.25%, 02/04/17	Caa3	2,791

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$938	iPCS, Inc., Senior Secured Notes, 8.161%, 05/01/14 (c)	Ba3	$856
675	Level 3 Financing, Inc., Senior Notes, 4.14%, 02/15/15	Caa1	526
625	Level 3 Financing, Inc., Senior Notes, 8.75%, 02/15/17	Caa1	544
650	Level 3 Financing, Inc., Senior Notes, 9.25%, 11/01/14	Caa1	590
1,350	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14	B2	1,390
50	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14	B2	51
200	New Communications Holdings, Inc., Senior Notes, 8.25%, 04/15/17 (g)	Ba2	202
525	Nextel Communications, Senior Notes, 6.875%, 10/31/13	Ba2	514
675	Nextel Communications, Senior Notes, 7.375%, 08/01/15	Ba2	640
375	NII Capital Corporation, Senior Notes, 8.875%, 12/15/19	B1	385
1,300	NII Capital Corporation, Senior Notes, 10%, 08/15/16	B1	1,384
675	Paetec Holding Corporation, Senior Notes, 8.875%, 06/30/17	B1	677
600	Paetec Holding Corporation, Senior Notes, 9.50%, 07/15/15	Caa1	585
300	Qwest Communications International, Inc., Senior Notes, 3.787%, 06/15/13	Ba1	298
450	Qwest Communications International, Inc., Senior Notes, 7.50%, 02/15/14	Ba3	451

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$500	Qwest Communications International, Inc., Senior Notes, 8%, 10/01/15 (g)	Ba3	$514
550	Qwest Corporation, Senior Notes, 8.375%, 05/01/16	Ba1	601
425	Sable International Finance Limited, Senior Notes, 7.75%, 02/15/17 (g)	Ba2	433
250	SBA Telecommunications, Inc., Senior Notes, 8%, 08/15/16 (g)	Ba3	258
525	SBA Telecommunications, Inc., Senior Notes, 8.25%, 08/15/19 (g)	Ba3	549
550	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	Ba3	455
675	Sprint Capital Corporation, Senior Notes, 8.75%, 03/15/32	Ba3	641
2,750	Sprint Nextel Corporation, Senior Notes, 8.375%, 08/15/17	Ba3	2,743
1,550	Telesat Canada, Senior Notes, 11%, 11/01/15	Caa1	1,674
475	Telesat Canada, Senior Subordinated Notes, 12.50%, 11/01/17	Caa1	536
400	Terremark Worldwide, Inc., Senior Notes, 12%, 06/15/17	B1	451
275	ViaSat, Inc., Senior Notes, 8.875%, 09/15/16	B1	279
1,200	Wind Acquistion Finance S.A., Senior Notes, 11.75%, 07/15/17 (g)	B2	1,245
1,550	Wind Acquistion Finance S.A., Senior Notes, 12%, 12/01/15 (g)	B2	1,604
100	Wind Acquistion Holdings Finance S.A., Senior Notes, 12.25%, 07/15/17 (c)(g)	B3	96
250	Windstream Corporation, Senior Notes, 8.125%, 08/01/13	Ba3	258

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$100	Windstream Corporation, Senior Notes, 8.625%, 08/01/16	Ba3	$100
			36,561
Textiles and Leather — .50%
100	Hanesbrands, Inc., Senior Notes, 4.121%, 12/15/14	B1	94
325	Hanesbrands, Inc., Senior Notes, 8%, 12/15/16	B1	331
500	Levi Strauss & Co., Senior Notes, 7.625%, 05/15/20 (g)	B2	490
175	Levi Strauss & Co., Senior Notes, 8.875%, 04/01/16	B2	181
			1,096
Utilities — 2.49%
25	AES Corporation, Senior Notes, 8%, 10/15/17	B1	25
1,300	AES Corporation, Senior Notes, 9.75%, 04/15/16	B1	1,398
850	Dynegy Holdings Inc., Senior Notes 7.50%. 06/01/15	B3	676
825	Dynegy Holdings Inc., Senior Notes 7.75%, 06/01/19	B3	573
400	North American Energy Alliance, LLC, Senior Notes, 10.875%, 06/01/16 (g)	Ba3	411
950	NRG Energy, Inc., Senior Notes, 7.375%, 01/15/17	B1	938
1,000	PNM Resources, Inc., Senior Notes, 9.25%, 05/15/15	Ba2	1,062
100	RRI Energy, Inc., Senior Notes, 7.625%, 06/15/14	B2	98
325	RRI Energy, Inc., Senior Notes, 7.875%, 06/15/17	B2	306
			5,487
	Total Corporate Debt Securities (Total cost of $276,543)		284,084
CONVERTIBLE DEBT SECURITIES — 2.00% (d)
Broadcasting and Entertainment — .14%
313	XM Satellite Radio, Inc., Senior Notes, 7%, 12/01/14 (g)	(e)	304

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Electronics — .58%
$694	Advanced Micro Devices, Inc., Senior Notes, 6%, 05/01/15	(e)	$661
750	Lucent Technologies, Inc., Senior Debentures, 2.875%, 06/15/25	B1	631
			1,292
Diversified/Conglomerate Manufacturing — .20%
475	General Cable Corporation, Subordinated Notes, 4.50%, 11/15/29	B2	451
Groceries — .32%
875	Great Atlantic & Pacific Tea Company, Senior Notes, 6.75%, 12/15/12	Caa3	700
Hotels, Motels, Inns and Gaming — .11%
300	MGM Mirage, Senior Notes, 4.25%, 04/15/15 (g)	Caa1	241
Oil and Gas — .43%
393	Pennsylvania Virginia Corporation, Senior Notes, 4.50%, 11/15/12	(e)	369
654	Transocean, Inc., Senior Notes, 1.50%, 12/15/37	Baa2	581
			950
Telecommunications — .22%
575	Leap Wireless International, Inc., Senior Notes, 4.50%, 07/15/14	Caa1	483
	Total Convertible Debt Securities (Total cost of $4,211)		4,421
BANK DEBT SECURITIES — 1.42% (d)
Electronics — .47%
724	Infor Global Solutions Holdings, Ltd., 4.10%, 07/28/12 (h)	B1	670
500	Infor Global Solutions Holdings, Ltd., 6.592%, 03/02/14 (h)	Caa2	364
			1,034
Hotels, Motels, Inns and Gaming — .43%
1,000	Pokagon Gaming Authority, 9%, 08/15/12 (h)	(e)	955

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2010 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
BANK DEBT SECURITIES — continued
Oil and Gas — .21%
$500	Dresser, Inc., 6.195%, 05/04/15 (h)	B3	$460
Telecommunications — .31%
750	Trilogy International Partners LLC, 4.033%, 06/29/12 (h)	Caa1	675
	Total Bank Debt Securities (Total cost of $3,439)		3,124
Shares
PREFERRED STOCK — 3.02% (d)
Automotive — .30%
4,150	Dana Holding Corporation, 4%, Convertible (g)	(e)	362
44,300	General Motors Corporation, 6.25%	(e)	301
			663
Broadcasting and Entertainment — .16%
495	Spanish Broadcasting System, Inc., 10.75% (a)	C	344
Electronics — 1.10%
3,400	Lucent Technologies Capital Trust I, Convertible, 7.75%	B3	2,432
Finance — 1.29%
2,975	Ally Financial, Inc., 7% (g)	Caa2	2,312
925	SLM Corporation, Convertible, 7.25%	Ba3	530
			2,842
Furnishings, Housewares, Consumer Durable — .04%
1,000	Sealy Corporation, Convertible, 8%, (a)	(e)	79
Telecommunications — .13%
5,200	Crown Castle International Corporation, Convertible, 6.25%	(e)	291
	Total Preferred Stock (Total cost of $6,582)		6,651

Shares		Moody's Rating (Unaudited)	Value (Note 1)
COMMON STOCK — .58% (d)
44,075	B&G Foods, Inc.,		$475
32,725	Smurfit-Stone Container Enterprises		810
	Total Common Stock and Warrants (Total cost of $1,126)		1,285
Principal Amount
SHORT-TERM INVESTMENTS — .15% (d)
$331	Dexia Delaware LLC, Commercial Paper, Due 04/01/10, Discount of .10%	P-1	331
	Total Short-Term Investments (Total cost of $331)		331
	TOTAL INVESTMENTS (Total cost of $292,232)		$299,896

(a)  Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)  Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)  Pay-In-Kind Security

(d)  Percentages indicated are based on total net assets to common shareholders of $220,615.

(e)  Not rated.

(f)  Non-income producing.

(g)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $106,711 as of June 30, 2010.

(h)  Restricted as to public resale. The total value of restricted securities owned at June 30, 2010 was $3,124 or 1.42% of total net assets to common shareholders.

(EUR) Euro

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(Dollars in thousands, except per share amounts)

Assets:
INVESTMENTS IN SECURITIES, at value (Identified cost of $292,232 see Schedule of Investments and Notes 1 and 2)	$299,896
CASH	24
RECEIVABLES:
Investment securities sold	4,253
Interest and dividends	5,776
PREPAID EXPENSES	22
UNREALIZED GAIN ON FORWARD CURRENCY EXCHANGE CONTRACTS (Note 10)	2
Total assets	$309,973
Liabilities:
PAYABLES:
Investment securities purchased	$3,295
Dividend on common stock	145
Dividend on preferred stock	9
ACCRUED EXPENSES (Note 3)	330
UNREALIZED LOSS ON FORWARD CURRENCY EXCHANGE CONTRACTS (Note 10)	154
Total liabilities	$3,933
Auction Term Preferred Stock:
$1.00 par value, 1,000,000 shares authorized, 3,417 shares issued and outstanding, liquidation preference of $25,000 per share (Notes 4 and 5)	$85,425
Net Assets	$220,615
Represented By:
COMMON STOCK:
$0.01 par value, 40,000,000 shares authorized, 23,018,562 shares issued and outstanding	$230
CAPITAL IN EXCESS OF PAR VALUE	298,976
UNDISTRIBUTED NET INVESTMENT INCOME (Note 2)	5,326
ACCUMULATED NET REALIZED LOSS FROM SECURITIES TRANSACTIONS (Note 2)	(91,429)
NET UNREALIZED APPRECIATION ON INVESTMENTS AND FORWARD CURRENCY EXCHANGE CONTRACTS	7,512
Net Assets Applicable To Common Stock (Equivalent to $9.58 per share, based on 23,018,562 shares outstanding)	$220,615

Statement of Operations
For the Six Month Period Ended
June 30, 2010 (Unaudited) (Dollars in thousands)

Investment Income: (Note 1)
Interest income	$14,078
Dividend income	269
Other income	177
Total investment income	$14,524
Expenses:
Cost of leverage:
Preferred and auction fees (Note 5)	$50
Total cost of leverage	$50
Professional services:
Legal (Note 8)	$682
Investment Advisor (Note 3)	533
Custodian and transfer agent	127
Audit	29
Total professional services	$1,371
Administrative:
General administrative (Note 8)	$276
Directors	89
Insurance	66
Shareholder communications	27
Miscellaneous	21
Shareholder meeting	20
NYSE	12
Total administrative	$511
Total expenses	$1,932
Net investment income	$12,592
Realized and Unrealized Gain (Loss) on Investment Activities:
Realized gain on investments, net	$5,786
Change in net unrealized appreciation on investments and other financial instruments	$(7,423)
Net loss on investments	$(1,637)
Cost of Preferred Leverage
Dividends to preferred stockholders	$(83)
Net increase in net assets resulting from operations	$10,872

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statements of Changes in Net Assets (Dollars in thousands, except per share amounts)

	Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
From Operations:
Net investment income	$12,592	$24,330
Realized gain (loss) on investments, net	5,786	(15,956)
Net swap settlement disbursements	—	(2,475)
Change in net unrealized appreciation on investments and other financial instruments	(7,423)	99,828
Distributions from net investment income related to preferred stock
Dividends to preferred stockholders	(83)	(233)
Net increase in net assets resulting from operations	$10,872	$105,494
Distributions to Common Stockholders:
From net investment income ($.33 and $.90 per share in 2010 and 2009, respectively)	$(7,481)	$(20,809)
Total net increase in net assets	$3,391	$84,685
Net Assets Applicable to Common Stock:
Beginning of period	$217,224	$132,539
End of period (Including $5,326 and $1,028 of undistributed net investment income at June 30, 2010 and December 31, 2009, respectively)	$220,615	$217,224

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b)

	For the Six Months Ended June 30, 2010	For the Years Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
NET ASSET VALUE:
Beginning of period	$9.44	$5.75	$9.70	$10.95	$10.65	$11.30
NET INVESTMENT INCOME	.55	1.06	1.10	1.25 #	1.25	1.25
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	(.07)	3.65	(4.00)	(1.00)#	.35	(.55)
DISTRIBUTIONS FROM NET INVESTMENT INCOME RELATED TO PREFERRED STOCK:	(.01)	(.12)	(.20)	(.25)	(.25)	(.25)
TOTAL FROM INVESTMENT OPERATIONS	.47	4.59	(3.10)	—	1.35	.45
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(.33)	(.90)	(.85)	(1.05)	(1.05)	(1.10)
TOTAL DISTRIBUTIONS	(.33)	(.90)	(.85)	(1.05)	(1.05)	(1.10)
Effect of rights offering and related expenses; and Auction Term Preferred Stock offering costs and sales load	—	—	—	(.20)	—	—
NET ASSET VALUE:
End of period	$9.58	$9.44	$5.75	$9.70	$10.95	$10.65
PER SHARE MARKET VALUE:
End of period	$9.25	$9.05	$4.50	$8.55	$11.30	$10.15
TOTAL INVESTMENT RETURN†	5.79%	126.88%	(40.53)%	(16.34)%	22.82%	2.47%

  #  Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's September, 2007 rights offering.

  †  Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b) — Continued

	For the Six Months Ended June 30, 2010		For the Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
NET ASSETS, END OF PERIOD, APPLICABLE TO COMMON STOCK (a)	$220,615		$217,224	$132,539	$223,822	$208,999	$200,549
NET ASSETS, END OF PERIOD, APPLICABLE TO PREFERRED STOCK (a)	$85,425		$85,425	$85,425	$130,000	$130,000	$130,000
TOTAL NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK, END OF PERIOD (a)	$306,040		$302,649	$217,964	$353,822	$338,999	$330,549
EXPENSE RATIOS:
Ratio of preferred and other leverage expenses to average net assets*	.05	%**	.04%	.15%	.15%	.16%	.16%
Ratio of operating expenses to average net assets*	1.70	%**	1.55%	1.30%	1.19%	1.21%	1.23%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS*	1.75	%**	1.59%	1.45%	1.34%	1.37%	1.39%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS*	11.40	%**	13.59%	13.13%	11.66%	11.54%	11.48%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	1.26	%**	1.07%	.92%	.84%	.84%	.85%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	8.24	%**	9.20%	8.31%	7.28%	7.05%	7.03%
PORTFOLIO TURNOVER RATE	38.16%		81.05%	57.08%	67.25%	64.08%	61.54%

  (a)  Dollars in thousands.

  (b)  The per share data for 2005 through 2008 has been adjusted to reflect a 1 for 5 reverse stock split in 2009.

  *  Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only.

  **  Annualized

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Information Regarding
Senior Securities

	June 30, 2010	As of December 31,
	(Unaudited)	2009	2008	2007	2006	2005
TOTAL AMOUNT OUTSTANDING: Preferred Stock	$85,425,000	$85,425,000	$85,425,000	$130,000,000	$130,000,000	$130,000,000
ASSET COVERAGE: Per Preferred Stock Share (1)	$89,564	$88,572	$63,788	$68,043	$65,192	$63,567
INVOLUNTARY LIQUIDATION PREFERENCE: Per Preferred Stock Share (2)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
LIQUIDATION VALUE: Per Preferred Stock Share (2)(3)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

  (1)  Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

  (2)  Plus accumulated and unpaid dividends.

  (3)  In January 2008, the Fund repurchased 600 shares of preferred stock at a price of $25,000 per share. In October 2008, the Fund accepted an unsolicited offer to buy back and retire 1,183 shares of preferred stock at a price of $16,250 per share. The Fund realized a gain of $10,351,000 on this transaction. See Note 4 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Notes to Financial Statements
June 30, 2010 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Federal Income Taxes—It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(f)  Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures" formerly known as SFAS No. 157 "Fair Value Measurements". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Investments
Debt Securities*	$—	$291,629	$—	$291,629
Preferred Stock
Automotive	—	663	—	663
Broadcasting and Entertainment	—	344	—	344
Electronics	—	2,432	—	2,432
Finance	—	2,842	—	2,842
Furnishings, Housewares, Consumer Durable	—	79	—	79
Telecommunications	—	291	—	291
Common Stock
B&G Foods, Inc.	475	—	—	475
Smurfit	—	810	—	810

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Short-Term Investment	$—	$331	$—	$331
Total Investments	$475	$299,421	$—	$299,896
Forward Currency Exchange Contracts	$—	$(152)	$—	$(152)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2009	$230,000
Net purchases (sales)	(111,000)
Change in unrealized appreciation (depreciation)	2,409,000
Realized gain (loss)	(2,184,000)
Transfers out of Level 3 to Level 2	(344,000)
Balance, June 30, 2010	$—

Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

(2) Tax Matters and Distributions

At June 30, 2010, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $290,967,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $14,873,000. Aggregate gross unrealized loss on securities in which there was an excess of tax cost over value was approximately $5,944,000. Net unrealized gain on investments for tax purposes at June 30, 2010 was approximately $8,929,000.

At December 31, 2009, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover Available	Expiration Date
$45,239,000	December 31, 2010
7,387,000	December 31, 2011
125,000	December 31, 2012
954,000	December 31, 2013
1,481,000	December 31, 2014
15,500,000	December 31, 2016
26,848,000	December 31, 2017
$97,534,000

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

The tax character of distributions paid to common and preferred shareholders of approximately $21,050,000 and $23,368,000 in 2009 and 2008, respectively, was from ordinary income.

As of December 31, 2009, the components of distributable earnings on a tax basis were approximately:

Unrealized Loss	$(15,959,000)
Post-October Losses	$(403,000)
Preferred Dividend Payable	$(3,000)
Capital Losses Carry Forward	$(97,534,000)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to market discount adjustments, deductibility of preferred stock dividends, wash sales and post-October losses. The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income and accumulated net realized losses on a tax basis. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2009,

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

permanent differences between book and tax accounting have been reclassified as follows:

Increase (decrease) in:

Undistributed net investment income	$(47,000)
Accumulated net realized loss from securities transactions	$67,114,000
Capital in excess of par value	$(67,067,000)

Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

The Fund is required to amortize market discounts and premiums for financial reporting purposes. This results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006-2008, or expected to be taken in the Fund's 2009 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(3) Investment Advisory Agreement

T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $533,000 in management fees during the six months ended June 30, 2010. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2010, the fee payable to T. Rowe Price was approximately $88,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) Auction Term Preferred Stock (ATP)

The Fund had 3,417 shares of ATP issued and outstanding at June 30, 2010. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from .08% – .467% for the six months ended June 30, 2010. The average dividend rate as of June 30, 2010 was .247%.

The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. None of the ATP auctions successfully closed during the period and the approximate market value of ATP is not determinable at June 30, 2010. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act in order to maintain the Fund's Aaa/AAA ratings by Moody's Investors Service, Inc. and Fitch, Inc., respectively.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

(5) ATP Auction-Related Matters

Deutsche Bank (DB) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994 with Bankers Trust Company (BTC). BTC was later acquired by DB. The term of the agreement is unlimited and may be terminated by either party. DB may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace DB as auction agent at any time.

After each auction, DB will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of 0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $50,000 for service charges for the six months ended June 30, 2010. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

The Fund is currently not paying a service charge on series A, B and C ATP because the broker-dealer is not participating in the auctions. A service charge is being paid on series D.

(6) Interest Rate Swaps

The Fund entered into an interest payment swap arrangement with Bank of America, N.A. for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to the Swap Arrangement the Fund made payments to Bank of America, N.A. on a monthly basis at a fixed annual rate. In exchange for such payment Bank of America, N.A. made payments to the Fund on a monthly basis at a variable rate determined with reference to one month LIBOR. The variable rates ranged from .246% – 1.89% for the period January 1, 2009 to November 5, 2009. On that date, the Swap Arrangement matured.

(7) Purchases and Sales of Securities

Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2010 were approximately:

Cost of purchases	$118,530,000
Proceeds of sales or maturities	$115,008,000

(8) Related Party Transactions

A partner of Goodwin Procter LLP, counsel to the Fund, served as a Director of the Fund until his death in February, 2010. Fees earned by Goodwin Procter LLP amounted to approximately $223,000 for the two months ended February 28, 2010.

The Fund paid approximately $159,000 during the six months ended June 30, 2010 to two officers of the Fund for the provision of certain administrative services.

(9) Investments in Restricted Securities

(Dollar Amounts in Thousands)

The Fund is permitted to invest in restricted securities. The total restricted securities (excluding 144A issues) at June 30, 2010 amounts to $3,124 and represents 1.42% of net assets to common shareholders.

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value
Dresser, Inc., 6.195%, 05/04/15	5/4/07	$500	$500	$460
Infor Global Solutions Holdings, Ltd., 4.10%, 07/28/12	7/25/06	724	724	670
Infor Global Solutions Holdings, Ltd., 6.597%, 03/02/14	3/1/07	500	505	364
Pokagon Gaming Authority, 9%, 08/15/12	9/23/09	1,000	960	955
Trilogy International Partners LLC, 4.033%, 06/29/12	6/22/07-6/27/07	750	750	675
Total				$3,124

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2010 (Unaudited)

(10) Derivative Contracts (Dollar Amounts in Thousands)

Forward Currency Exchange Contracts—As of June 30, 2010, The Fund had forward currency exchange contracts outstanding as follows:

Counterparty	Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
Merrill Lynch	9/9/10	USD	7,753	EUR	6,429	$(152)
Morgan Stanley	9/9/10	USD	740	EUR	602	—
JPMorgan Chase	9/9/10	EUR	95	USD	115	2
JPMorgan Chase	9/9/10	USD	142	EUR	116	—
Barclays Capital	9/9/10	USD	88	EUR	74	(2)
Net unrealized gain (loss) on open forward currency exchange contracts						$(152)

Fair Value of Derivative Instruments—The fair value of derivative instruments as of June 30, 2010 was as follows:

	Asset Derivatives June 30, 2010		Liability Derivatives June 30, 2010
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency contracts	Unrealized appreciation on forward currency exchange contracts	$2	Unrealized depreciation on forward currency exchange contracts	$(154)

The effect of derivative instruments that are included on the Statement of Operations for the six month period ended June 30, 2010 was as follows:

Amount of Realized Gain on Derivatives
Realized gain on investments, net
Forward currency contracts	$1,266
Change in Unrealized Depreciation on Derivatives
Change in net unrealized appreciation on investments and other financial instruments
Forward currency contracts	$(152)

(11) Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2010.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
Supplemental Information (Unaudited)

Availability of Portfolio Holdings

The Fund provides a complete schedule of its portfolio holdings quarterly. The lists of holdings as of the end of the second and fourth quarters appear in the Fund's semi-annual and annual reports to shareholders, respectively. The schedules of portfolio holdings as of the end of the first and third quarters are filed with the Securities and Exchange Commission (the "SEC") on Form N-Q (the "Forms") within 60 days of the end of the first and third quarters. Shareholders can look up the Forms on the SEC's web site at www.sec.gov. The Forms may also be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's web site and their public reference room. In addition, the Forms may be reviewed on the Fund's web site at www.newamerica-hyb.com.

Compliance Certifications

On May 26, 2010, your Fund submitted a CEO annual certification to the New York Stock Exchange (NYSE) on which the Fund's principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.

Common and Auction Term Preferred Stock Transactions

From time to time in the future, the Fund may redeem and/or purchase its ATP as provided in the Fund's governing documents, as agreed upon by the Fund and sellers or as otherwise permitted. The Fund may effect such redemptions and/or purchases when it deems advisable.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

The New America High Income Fund, Inc.

Directors

Robert F. Birch
Joseph L. Bower
Bernard J. Korman
Ernest E. Monrad
Marguerite A. Piret

Officers

Robert F. Birch – President
Ellen E. Terry – Vice President, Treasurer, Secretary

Investment Advisor

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(866) 624-4105
Web site: www.amstock.com

Auction Agent

Deutsche Bank Trust Company Americas
P.O. Box 305050
Nashville, TN 37230

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

THIS PAGE INTENTIONALLY LEFT BLANK

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

The New
America
High Income
Fund, Inc.

Semi-Annual

Report

June 30, 2010

Item 2 -	Code of Ethics - Not required in semi-annual filing.

Item 3 -	Audit Committee Financial Experts - Not required in a semi-annual filing.

Item 4 -	Principal Accountant Fees and Services - Not required in semi-annual filing.

Item 5 -	Audit Committee of Listed Registrant - Not required in semi-annual filing.

Item 6 -	Schedule of Investments - Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 -	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in semi-annual filing.

Item 8 -	Portfolio Managers of Closed-End Management Investment Companies - Not required in semi-annual filing.

2

Item 9 -	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable.

Item 10 -	Submission of Matters to a Vote of Security Holders - Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Fund’s principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New America High Income Fund, Inc.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President and Director
Date:	August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President
Date:	August 31, 2010

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	Treasurer
Date:	August 31, 2010

4